Financial Risk Management (Financial Risk Factors, Net Reversal of Impairment Losses on Financial Assets Recognized in Income Statement) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Impairment losses - movement in loss allowance for trade receivables	¥ (634)	¥ 0
Recoveries on previously written off receivables	121,550	0
Reversal of previous impairment losses	0	59
Net reversal of impairment losses on financial assets	¥ 120,916	¥ 59	¥ (39)